OTHER RECEIVABLES, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OTHER RECEIVABLES, NET (Details 1)
Balance at beginning of the year	$ 11,629
Addition		11,254
Reversal	(8,269)
Exchange translation adjustment	(261)	375
Balance at end of the year	$ 3,099	$ 11,629